Supplemental Cash Flow Information and Non-Cash Activities (Details) (KRW) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Supplemental cash flow information
Cash paid during the year for income taxes	1,344	2,373	3,727
Interest paid	11	24	55
Supplemental non-cash activities
Reclassification of long-term deferred revenue to deferred revenue	1,242	1,922	1,562
Reclassification of prepayment to intangible assets	31	1,361	312